Liquidity (Details) (USD $)	9 Months Ended					3 Months Ended	0 Months Ended		0 Months Ended			9 Months Ended	0 Months Ended		9 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Third Amendment [Member]	Dec. 31, 2012 Third Amendment [Member]	Sep. 30, 2013 Fourth Amendment [Member]	Apr. 15, 2013 Fourth Amendment [Member] Eurodollar [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Fourth Amendment [Member] Eurodollar [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Fourth Amendment [Member] Base Rate [Member] Minimum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Fourth Amendment [Member] Base Rate [Member] Maximum [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Eurodollar [Member]	Apr. 15, 2013 Revolving Credit Facility [Member] Third Amendment [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Third Amendment [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Third Amendment [Member] Federal Funds [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Third Amendment [Member] Eurodollar [Member]	Apr. 15, 2013 Revolving Credit Facility [Member] Fourth Amendment [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Fourth Amendment [Member]	Apr. 15, 2013 Revolving Credit Facility [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending Semptember 30, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2013 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending June 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending September 30, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending December 31, 2014 [Member]	Apr. 15, 2013 Subsequent Event [Member] Fourth Amendment [Member] Fiscal Quarter Ending March 31, 2015 and thereafter [Member]	Jul. 31, 2013 Subsequent Event [Member] Revolving Credit Facility [Member] Fourth Amendment [Member]
Liquidity Disclosures [Line Items]
Leverage ratio requirement	4.50		4.50	4.00	4.00															5.90	5.90	5.75	5.75	5.75	5.50	5.25	4.50
Total indebtedness	$ 130,900,000		$ 130,900,000
Ratio of indebtedness to net capital	5.70		5.70
Credit Facility, amount outstanding limit														150,000,000			175,000,000		200,000,000
Equity contribution, to increase borrowings limit																	12,500,000
Description of variable rate basis							Eurodollar		base rate			Eurodollar Rate			Eurodollar rate
Facility fee (percent)																0.50%
Additional fees											0.125%					0.125%
Payments on long-term debt	99,821,000	42,310,000											12,500,000
Amount outstanding	(121,035,000)		(128,285,000)														(130,000,000)	(123,700,000)										(129,200,000)
Remaining borrowing capacity																	45,000,000	39,300,000
Maximum outstanding borrowings under credit facility											150,000,000						175,000,000
Basis spread on variable rate							2.50%	4.75%	1.50%	3.75%		0.50%
Partnership cancellation of subordinated units (percent)						20.00%
Quarterly dividend reduction						$ 400,000